Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Disaggregation of Revenue
We have one reportable segment. We treat sales to U.S. customers as sales within the U.S. regardless of where the services are performed. Substantially all of our revenues are from U.S. customers as revenue derived from international customers is de minimus. The following tables disclose revenue (in thousands) by customer type and contract type for the periods presented.  Prior period amounts have not been adjusted under the modified retrospective method.

	2019	2018	2017
Federal	$149,257	$129,279	$101,519
State & Local, and Commercial	9,961	8,737	6,208
Total	$159,218	$138,016	$107,727

	2019	2018	2017
Firm fixed-price	$131,629	$103,454	$89,516
Time-and-materials	14,569	16,795	10,222
Cost plus fixed fee	13,020	17,767	7,989
Total	$159,218	$138,016	$107,727

Contract Assets and Liabilities
The following table discloses accounts receivable and contract assets (in thousands):

	December 31,
	2019	2018
Billed accounts receivable	$11,917	$18,848
Unbilled receivables	16,745	16,000
Allowance for doubtful accounts	(720)	(306)
Receivables – net	$27,942	$34,542

The following table discloses contract liabilities (in thousands):

	December 31,
	2019	2018
Contract liabilities	$6,337	$5,232

Allowance for Obsolescent Inventory
The components of the allowance for inventory obsolescence are set forth below (in thousands):

	Balance Beginning of Year	Additions Charge to Costs and Expense	Recoveries	Balance End of Year

Year Ended December 31, 2019	$520	$376	$(36)	$860
Year Ended December 31, 2018	$1,484	$30	$(994)	$520
Year Ended December 31, 2017	$1,672	$73	$(261)	$1,484

Property and Equipment Useful Lives
Property and equipment is recorded at cost. Depreciation is provided using the straight-line method at rates based on the estimated useful lives of the individual assets or classes of assets as follows:

Furniture and equipment	3-5 Years
Leasehold improvements	Lesser of life of lease or useful life of asset
Property and equipment under finance leases	Lesser of life of lease or useful life of asset

Potentially Dilutive Securities not Included in Calculation of Diluted Net Loss per share
Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	2019	2018	2017
Unvested restricted stock	945	1,926	2,955
Common Stock Warrants, exercisable at $1.665/share	901	901	901
Total	1,846	2,827	3,856